Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Net profit/(loss) for the period	€ 836,310	€ (133,482)
Reversal of finance income	(9,347)	(83,912)
Reversal of finance expenses	66,292	77,803
Reversal of (gain)/loss on disposal of property, plant and equipment	21
Reversal of income taxes	(654,393)	4,909
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(3,112)	(2,214)
Share of (profit)/loss of associates	6,415	(22,482)
Share-based payment	59,964	55,580
Depreciation and amortization	8,789	8,853
Impairment of property, plant and equipment	0	7,508
Changes in working capital:
Inventories	(9,044)	(7,772)
Receivables	(61,050)	50,047
Prepayments	(9,487)	(6,801)
Contract liabilities	(3,291)	(3,455)
Trade payables, accrued expenses and other liabilities	8,659	(25,558)
Provisions	50,369	65,536
Cash flows generated from/(used in) operations	287,095	(15,440)
Finance income received	9,347	7,603
Finance expenses paid	(17,115)	(9,689)
Income taxes received/(paid)	(5,366)	(4,128)
Cash flows from/(used in) operating activities	273,961	(21,654)
Investing activities
Payments received under finance leases	1,341
Acquisition of intangible assets and property, plant and equipment	(10,948)	(5,041)
Cash flows from/(used in) investing activities	(9,607)	(5,041)
Financing activities
Repayment of borrowings	(16,720)	(8,553)
Proceeds from exercise of warrants	50,086	26,302
Costs of capital increase	(125)
Acquisition of treasury shares	(103,412)	(17,396)
Payment of withholding taxes under stock incentive programs	(12,781)	(11,396)
Cash flows from/(used in) financing activities	(82,952)	(11,043)
Increase/(decrease) in cash and cash equivalents	181,402	(37,738)
Cash and cash equivalents at January 1	616,041	559,543
Effect of exchange rate changes on balances held in foreign currencies	14,817	(27,759)
Cash and cash equivalents at June 30	€ 812,260	€ 494,046